Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions
6.	Related party transactions

Related parties are natural persons or companies that can be influenced by the reporting entity, that can exert an influence on the reporting entity or that are under the influence of another related party of the reporting entity. Transactions between related parties mainly include loans, leases, and management services. All business transactions, receivables and liabilities with related parties existing at the reporting date result from ordinary business activities and are conducted at arm’s length.

Note 1 provides information about ADSE’s structure, including details of the shareholders, subsidiaries, and entities with significant influence on ADSE.

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

kEUR	2024
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	11,066	-	-	-61	-10,919
Transactions with affiliated companies	76	-11,016	107	-4,507	-354
Transactions with associated companies	390	-111	-	-201	-
Total	11,531	-11,127	107	-4,769	-11,273

Transactions with shareholders in 2024 comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders. Transactions with associated companies include sales to AW Connectivity Platform GmbH , Polar EV Charge & Storage AB and enesto GmbH.

kEUR	2023
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	2,651	-	-	-122	-2,784
Transactions with affiliated companies	2,644	-9,616	-	-4,688	-63
Transactions with associated companies	7,707	-94	-	-122	-
Total	13,003	-9,710	-	-4,932	-2,847

Transactions with shareholders in 2023 comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders. Transactions with associated companies include sales to AW Connectivity Platform GmbH and Polar EV Charge & Storage AB.

kEUR	2022
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	76	-151	15	-80	-2
Transactions with affiliated companies	262	-4,603	35	-6,027	-59
Transactions with associated companies	153	-85	-	-98	-
Total	491	-4,839	50	-6,205	-61

Transactions with shareholders in 2022 comprise agreements with ADSH, Robert Bosch GmbH and Bosch Thermotechnik GmbH. Transactions with affiliates include transaction with subsidiaries of the shareholders.

Other expenses

Other expenses mainly include the administration fees of kEUR 3,466 (2023: 2,741, 2022: kEUR 3,412) paid to ads-tec Administration GmbH and development costs of kEUR 114 (2023: kEUR 246, 2022: kEUR 1,095) paid to ads-tec Industrial IT GmbH.

Interest expenses

Interest expenses include the interest expense of kEUR 10,919 from the shareholder loans granted in the financial year 2024 and 2023 (2023: interest expense of kEUR 2,784). This amount represents the effective interest on the shareholder loan considering warrants and transaction cost.

The table below provides an overview of significant account balances and transactions from such relationships.

Receivables and liabilities to shareholders and affiliated companies

Receivables from affiliated companies mainly include prepayments to ads-tec Industrial IT GmbH in the amount of kEUR 550 (December 31, 2023: kEUR 2,022).

Liabilities to shareholders mainly include shareholder loans granted in the financial year 2024 and 2023 in the amount of kEUR 13,333 (December 31, 2023: kEUR 13,908). Please refer to note 4.2.9 regarding warrants issued together with the shareholder loan and note 4.2.13

Liabilities to affiliated companies mainly comprise a liability to ads-tec Industrial IT GmbH in the amount of kEUR 1,700 (December 31, 2023: kEUR 1,428) and a liability to ads-tec Administration GmbH in the amount of kEUR 771 (December 31, 2023: kEUR 445).

kEUR	Dec. 31, 2024		Dec. 31, 2023
	Receivables	Payables	Receivables	Payables
Transactions with shareholders	777	13,333	96	13,993
Transactions with affiliated companies	712	1,863	2,039	1,974
Transactions with associated companies	347	123	762	45
Total	1,836	15,319	2,897	16,012

Transactions with shareholders comprise agreements with ADSH, Robert Bosch GmbH, Bosch Thermotechnik GmbH, Lucerne Capital Master Fund, and other shareholders. Transactions with affiliates include transaction with subsidiaries of the shareholders. Transactions with associated companies include transactions with AW Connectivity Platform GmbH and Polar EV Charge & Storage AB.

Key management personnel compensation

As of December 31, 2024, key management is represented by the following people:

Key management personnel	Role
Joseph Brancato	Director
Thomas Speidel	Chief Executive Officer and Director
Kurt Lauk, PhD	Director (Chairman)
Sonja Harms, PhD	Director
Andreas Fabritius, PhD (since February 2024)	Director
Alwin Epple (since April 2024)	Director
Stefan Berndt-von Bülow (since October 2024)	Chief Financial Officer
Wolfgang Breme (until October 2024)	Chief Financial Officer
Michael Rudloff	Chief Operating Officer
Sebastian Schypulla	Chief Purchase and Logistics Officer
Hakan Konyar	Chief Production Officer

Key management personnel compensation comprised the following:

kEUR	2024	2023	2022
Short-term employee benefits	1,800	2,001	2,532
Share-based payments	3,310	1,509	2,228
Total	5,110	3,510	4,760

Short term employee benefits include salary, company cars, training, and other benefits. Share-based payments include expenses for restricted stock units and non-qualified stock options (see note 4.3).

Share-based payments in 2024 include an amount of kEUR 487 for restricted stock units that were granted to the former directors Salina Love, K.R. Kent and Bazmi Husain for services they had rendered until their termination in September 2023 and that have vested in 2024.